Janus Henderson Global Value Fund

Schedule of Investments (unaudited)

December 31, 2020

Shares or Principal Amounts		Value
Common Stocks– 97.2%
Aerospace & Defense – 3.8%
BAE Systems PLC	330,259	$2,208,523
Meggitt PLC*	130,511	833,699
Raytheon Technologies Corp	18,348	1,312,065
		4,354,287
Automobiles – 6.3%
Bayerische Motoren Werke AG	29,707	2,621,784
Honda Motor Co Ltd	92,000	2,569,771
Hyundai Motor Co	11,634	2,064,241
		7,255,796
Banks – 7.7%
Bank of Ireland Group PLC*	268,387	1,090,131
Fifth Third Bancorp	77,435	2,134,883
Lloyds Banking Group PLC*	2,172,955	1,095,187
Royal Bank of Scotland Group PLC*	252,578	584,071
Truist Financial Corp	27,907	1,337,583
Wells Fargo & Co	88,619	2,674,521
		8,916,376
Beverages – 3.2%
Coca-Cola Co	17,117	938,696
Diageo PLC	14,665	579,491
PepsiCo Inc	9,769	1,448,743
Stock Spirits Group PLC	187,238	688,268
		3,655,198
Chemicals – 2.5%
DuPont de Nemours Inc	26,956	1,916,841
Tikkurila Oyj	33,556	1,020,517
		2,937,358
Commercial Services & Supplies – 1.1%
Daiseki Co Ltd	15,300	449,154
Loomis AB - Class B	23,134	635,871
Secom Joshinetsu Co Ltd	5,795	202,259
		1,287,284
Communications Equipment – 1.7%
Cisco Systems Inc	44,869	2,007,888
Consumer Finance – 2.2%
Synchrony Financial	74,381	2,581,764
Containers & Packaging – 2.1%
Amcor PLC	89,067	1,057,825
Fuji Seal International Inc	27,700	543,872
Sonoco Products Co	13,606	806,155
		2,407,852
Diversified Consumer Services – 0.1%
Shingakukai Holdings Co Ltd	21,621	91,239
Diversified Telecommunication Services – 3.6%
Bharti Infratel Ltd	511,586	1,614,569
Singapore Telecommunications Ltd	841,400	1,469,310
Telenor ASA	61,076	1,035,977
		4,119,856
Electric Utilities – 6.6%
Alliant Energy Corp	29,322	1,510,963
Endesa SA	30,067	824,304
Evergy Inc	34,001	1,887,395
Exelon Corp	36,715	1,550,107
PPL Corp	63,718	1,796,848
		7,569,617
Electrical Equipment – 0.5%
Cosel Co Ltd	47,246	576,375
Electronic Equipment, Instruments & Components – 0.7%
Hirose Electric Co Ltd	5,400	818,807
Entertainment – 1.1%
Electronic Arts Inc	8,646	1,241,566
Equity Real Estate Investment Trusts (REITs) – 4.1%
Equity Commonwealth	27,812	758,711
Public Storage	17,172	3,965,530
		4,724,241
Food & Staples Retailing – 0.5%
Qol Holdings Co Ltd	53,700	586,289

Shares or Principal Amounts		Value
Common Stocks– (continued)
Food Products – 2.9%
Danone SA	32,657	$2,146,137
Nestle SA (REG)	10,320	1,215,374
		3,361,511
Health Care Equipment & Supplies – 2.5%
Hogy Medical Co Ltd	18,000	585,850
Medtronic PLC	16,944	1,984,820
Paramount Bed Holdings Co Ltd	7,200	328,445
		2,899,115
Health Care Providers & Services – 1.0%
BML Inc	18,600	578,414
Toho Holdings Co Ltd	30,800	542,148
		1,120,562
Hotels, Restaurants & Leisure – 1.6%
Grand Korea Leisure Co Ltd*	44,858	689,259
Kangwon Land Inc*	54,368	1,175,973
		1,865,232
Industrial Conglomerates – 1.9%
CK Hutchison Holdings Ltd	149,500	1,044,025
Honeywell International Inc	5,401	1,148,793
		2,192,818
Information Technology Services – 2.2%
Cognizant Technology Solutions Corp	24,413	2,000,645
Transcosmos Inc	22,300	563,950
		2,564,595
Insurance – 4.9%
Allianz SE	3,791	927,433
Chubb Ltd	5,637	867,647
Hartford Financial Services Group Inc	41,171	2,016,556
RenaissanceRe Holdings Ltd	7,381	1,223,917
Sompo Holdings Inc	15,900	648,682
		5,684,235
Interactive Media & Services – 1.8%
Alphabet Inc - Class A*	1,197	2,097,910
Machinery – 3.7%
ANDRITZ AG	21,503	984,941
Ebara Corp	28,300	925,706
Fukushima Industries Corp	12,600	548,361
GEA Group AG	26,926	963,336
Konecranes Oyj	22,678	796,715
		4,219,059
Metals & Mining – 1.0%
Yamato Kogyo Co Ltd	42,900	1,151,989
Multi-Utilities – 1.1%
E.ON SE	113,306	1,254,703
Oil, Gas & Consumable Fuels – 1.4%
BP PLC (ADR)	26,467	543,103
Exxon Mobil Corp	16,111	664,095
Royal Dutch Shell PLC	26,509	470,554
		1,677,752
Personal Products – 3.1%
CLIO Cosmetics Co Ltd*	20,516	336,530
Unilever PLC	53,027	3,210,431
		3,546,961
Pharmaceuticals – 8.7%
GlaxoSmithKline PLC	40,919	749,650
Johnson & Johnson	19,559	3,078,195
Novartis AG	28,746	2,716,003
Pfizer Inc	51,732	1,904,255
Roche Holding AG	2,373	828,239
Sanofi	7,738	747,554
		10,023,896
Professional Services – 0.9%
Bureau Veritas SA*	39,274	1,044,516
Real Estate Management & Development – 1.8%
CK Asset Holdings Ltd	156,975	807,441
Foxtons Group PLC*	563,059	423,712
LSL Property Services PLC*	199,391	793,130
		2,024,283
Software – 4.2%
Oracle Corp	75,182	4,863,524
Specialty Retail – 0.3%
Lookers PLC*,¢	732,124	210,216

Shares or Principal Amounts		Value
Common Stocks– (continued)
Specialty Retail– (continued)
Vertu Motors PLC*	413,515	$185,545
		395,761
Textiles, Apparel & Luxury Goods – 1.5%
Cie Financiere Richemont SA (REG)	19,575	1,769,442
Tobacco – 0.7%
Scandinavian Tobacco Group A/S (144A)	50,003	851,634
Trading Companies & Distributors – 0.8%
Travis Perkins PLC*	48,408	893,001
Transportation Infrastructure – 0.8%
Aena SME SA (144A)*	5,485	957,652
Wireless Telecommunication Services – 0.6%
Rogers Communications Inc	14,744	686,516
Total Common Stocks (cost $96,573,537)		112,278,460
Warrants– 0%
Textiles, Apparel & Luxury Goods – 0%
Cie Financiere Richemont SA, expires11/22/23*((cost $9,742)	39,150	10,175
Repurchase Agreements– 2.4%
ING Financial Markets LLC, Joint repurchase agreement, 0.0400%, dated 12/31/20, maturing 1/4/21 to be repurchased at $2,700,012 collateralized by $2,577,619 in U.S. Treasuries 0.1250% - 5.5000%, 6/30/22 - 8/15/50 with a value of $2,754,015((cost $2,700,000)	$2,700,000	2,700,000
Total Investments (total cost $99,283,279) – 99.6%		114,988,635
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		486,382
Net Assets – 100%		$115,475,017

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$55,478,441	48.2%
Japan	11,711,311	10.2
United Kingdom	10,258,150	8.9
Switzerland	6,539,233	5.7
Germany	5,767,256	5.0
South Korea	4,266,003	3.7
France	3,938,207	3.4
Netherlands	3,210,431	2.8
Hong Kong	1,851,466	1.6
Finland	1,817,232	1.6
Spain	1,781,956	1.6
India	1,614,569	1.4
Singapore	1,469,310	1.3
Ireland	1,090,131	0.9
Norway	1,035,977	0.9
Austria	984,941	0.9
Denmark	851,634	0.7
Canada	686,516	0.6
Sweden	635,871	0.6

Total	$114,988,635	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2020 is $1,809,286, which represents 1.6% of net assets.

*	Non-income producing security.

¢	Security is valued using significant unobservable inputs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$1,312,065	$3,042,222	$-
Banks	6,146,987	2,769,389	-
Beverages	2,387,439	1,267,759	-
Chemicals	1,916,841	1,020,517	-
Communications Equipment	2,007,888	-	-
Consumer Finance	2,581,764	-	-
Containers & Packaging	806,155	1,601,697	-
Electric Utilities	6,745,313	824,304	-
Entertainment	1,241,566	-	-
Equity Real Estate Investment Trusts (REITs)	4,724,241	-	-
Health Care Equipment & Supplies	1,984,820	914,295	-
Industrial Conglomerates	1,148,793	1,044,025	-
Information Technology Services	2,000,645	563,950	-
Insurance	4,108,120	1,576,115	-
Interactive Media & Services	2,097,910	-	-
Oil, Gas & Consumable Fuels	1,207,198	470,554	-
Personal Products	3,210,431	336,530	-
Pharmaceuticals	4,982,450	5,041,446	-
Software	4,863,524	-	-
Specialty Retail	-	185,545	210,216
Wireless Telecommunication Services	686,516	-	-
All Other	-	35,249,230	-
Warrants	10,175	-	-
Repurchase Agreements	-	2,700,000	-
Total Assets	$56,170,841	$58,607,578	$210,216

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2020.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2020 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing other than the following:

On February 10, 2021, the Trustees approved a plan to liquidate and terminate Janus Henderson Global Value Fund effective on or about April 30, 2021 or at such other time as may be authorized by the Trustees.

125-25-70238 02-21